Investment in associates - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) vehicle	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 29, 2024 USD ($)
Disclosure of detailed information about investment property [line items]
Trade receivables - related parties	$ 37,844,000	$ 61,026,000
Investment in Polestar Times Technology	$ 9,608,000	29,400,000	$ 0
Proportion of ownership interest in subsidiary	100.00%
Transition services to Polestar Times Technology	$ 8,939,000	27,630,000	0
Cost of sales delivered to carrying amount investment		(28,376,000)
Property, plan and equipment investment		8,159,000
Polestar Technology
Disclosure of detailed information about investment property [line items]
Investment in Polestar Times Technology	$ 14,508,000	$ 29,400,000
Proportion of ownership interest in associate	4620.00%	4900.00%
Proportion of proportionate share percentage	0.40
Elimination of effects of downstream sales	$ (9,538,000)	$ 13,904,000
Polestar Times Technology
Disclosure of detailed information about investment property [line items]
Investment in Polestar Times Technology		$ 4,900,000
Proportion of ownership interest in associate		49.00%
Other operating income from corporate services	$ 3,544,000	$ 23,400,000
Xingji Meizu
Disclosure of detailed information about investment property [line items]
Proportion of proportionate share percentage	0.60
Polestar Times Technology - Vehicle Sale
Disclosure of detailed information about investment property [line items]
Elimination of effects of downstream sales		13,904
Total for all related parties
Disclosure of detailed information about investment property [line items]
Revenue from sale of goods, related party transactions	$ 276,313,000	$ 138,674,000	$ 132,949,000
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Total for all related parties
Disclosure of detailed information about investment property [line items]
Trade receivables - related parties	$ 9,608			$ 60,360,000
Receivables due from associates				$ 148,298,000
Proportion of ownership interest in subsidiary	46.20%
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Total for all related parties | Maximum
Disclosure of detailed information about investment property [line items]
Borrowings, interest rate				37.60%
Xingji Meizu | Total for all related parties
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in subsidiary	48.10%	51.00%
Nanjing | Total for all related parties
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in subsidiary	5.70%
Polestar Times Technology | Total for all related parties
Disclosure of detailed information about investment property [line items]
Revenue from sale of goods, related party transactions	$ 69,478,000
Revenue from sale of goods, related party transactions, at point in time	$ 38,180	$ 31,298
Number of vehicles delivered, unpaid | vehicle	416
Revenue from sale of goods	$ 15,981,000